UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock International Core Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2012

International Core Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Common Stocks 94.4%		$1,138,736,618

(Cost $1,108,649,295)

Australia 5.9%		71,831,229

ALS, Ltd.	115,311	1,149,259
Arrium, Ltd.	2,234,574	1,911,473
Australia & New Zealand Banking Group, Ltd.	59,460	1,516,090
BGP Holdings PLC (I)	2,714,128	4
BHP Billiton, Ltd.	77,031	2,774,661
Billabong International, Ltd.	463,927	445,335
BlueScope Steel, Ltd. (I)	5,164,272	2,855,542
Commonwealth Bank of Australia	40,926	2,549,157
CSL, Ltd.	95,230	5,142,488
Dexus Property Group	2,047,929	2,148,908
Goodman Fielder, Ltd. (I)	2,762,413	1,940,961
Goodman Group	539,320	2,610,291
GPT Group	610,789	2,230,792
Investa Office Fund	616,967	1,872,514
JB Hi-Fi, Ltd. (L)	118,512	1,229,834
Macquarie Group, Ltd.	54,333	1,866,489
Mirvac Group	1,230,763	1,887,908
Myer Holdings, Ltd.	70,074	158,673
Pacific Brands, Ltd.	772,410	481,653
Qantas Airways, Ltd. (I)	502,598	694,854
QBE Insurance Group, Ltd.	727,024	8,308,344
Resolute Mining, Ltd.	621,020	1,214,382
Stockland	1,242,628	4,397,280
Tabcorp Holdings, Ltd.	491,363	1,436,349
Tatts Group, Ltd.	142,140	434,762
Telstra Corp., Ltd.	2,838,329	12,777,729
Wesfarmers, Ltd.	19,567	729,037
Westpac Banking Corp.	265,573	7,066,460

Austria 0.7%		8,423,098

Andritz AG	25,088	1,599,959
Austriamicrosystems AG	153	16,542
OMV AG	108,456	3,877,748
Raiffeisen Bank International AG (L)	22,181	914,343
Voestalpine AG	62,404	2,014,506

Belgium 1.8%		21,664,043

Ageas	119,373	3,192,757
Anheuser-Busch InBev NV	172,212	15,100,478
Belgacom SA	81,493	2,394,829
Delhaize Group SA	26,354	975,979

Canada 2.8%		33,420,171

Agrium, Inc.	2,700	275,722
Alimentation Couche Tard, Inc.	12,700	627,361
BCE, Inc. (L)	19,600	829,895
Canadian National Railway Company	37,900	3,408,654
Canadian Natural Resources, Ltd.	153,400	4,415,066
Canadian Pacific Railway, Ltd.	3,100	289,294
Canadian Tire Corp., Ltd.	3,000	199,024
Dollarama, Inc.	4,800	306,599
Enbridge, Inc.	22,300	902,910

1

International Core Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Canada (continued)

Encana Corp. (L)	195,300	$4,266,381
First Quantum Minerals, Ltd.	105,600	2,168,662
Husky Energy, Inc.	55,000	1,543,665
IGM Financial, Inc.	26	1,063
Methanex Corp.	14,900	450,892
Metro, Inc. (L)	35,900	2,210,343
Research In Motion, Ltd. (I)(L)	294,100	3,431,438
Royal Bank of Canada	55,700	3,302,693
Sherritt International Corp.	55,100	282,337
Sun Life Financial, Inc. (L)	164,700	4,508,172

China 0.1%		968,241

China Minzhong Food Corp., Ltd. (I)(L)	221,000	150,996
Yangzijiang Shipbuilding Holdings, Ltd.	1,068,000	817,245

Denmark 1.0%		12,250,552

Coloplast A/S	1,597	372,728
GN Store Nord A/S	11,747	165,676
Novo Nordisk A/S	73,765	11,712,148

Finland 0.6%		6,996,397

Neste Oil OYJ	66,830	854,790
Nokia OYJ (L)	1,713,230	5,621,036
Nokian Renkaat OYJ	9,981	417,051
Tieto OYJ	5,392	103,520

France 10.6%		127,478,081

Air France KLM (I)(L)	339,740	3,122,075
Arkema SA	34,450	3,523,152
AXA SA	81,595	1,342,417
BNP Paribas SA	82,970	4,640,453
Bouygues SA	8,296	204,899
Cie Generale d'Optique Essilor International SA	21,638	2,088,860
Cie Generale des Etablissements Michelin	10,054	934,927
France Telecom SA	246,869	2,615,105
GDF Suez	10,051	226,245
L'Oreal SA	7,536	1,023,091
Lafarge SA	2,022	117,537
Lagardere SCA	70,705	2,129,592
Pernod-Ricard SA	12,084	1,368,133
Peugeot SA (I)(L)	441,394	2,716,876
Rallye SA	18,515	553,703
Remy Cointreau SA	1,453	162,780
Renault SA	139,626	7,007,804
Safran SA	14,179	581,029
Sanofi	415,648	37,095,993
Total SA	956,924	47,947,292
Vivendi SA	266,762	5,730,382
Zodiac Aerospace	21,002	2,345,736

Germany 6.1%		74,005,437

Adidas AG	26,421	2,326,618
Aurubis AG	49,574	3,150,245
Bayer AG	106,116	9,601,749
Beiersdorf AG	5,546	434,944
Continental AG	13,659	1,511,764

2

International Core Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Germany (continued)

Deutsche Bank AG	8,526	$376,360
Deutsche Lufthansa AG	133,295	2,212,406
Deutsche Post AG	68,879	1,429,750
Duerr AG	23,816	1,985,470
E.ON AG	1,197,128	21,564,370
GEA Group AG	69,791	2,280,551
Lanxess AG	23,616	2,055,903
Leoni AG	50,732	1,760,066
Muenchener Rueckversicherungs AG	25,541	4,359,823
RWE AG	182,200	7,598,324
Salzgitter AG	32,450	1,496,729
SAP AG	89,849	7,015,992
Suedzucker AG	72,203	2,844,373

Greece 0.2%		2,821,030

OPAP SA	253,846	1,649,382
Public Power Corp. SA (I)	202,181	1,171,648

Hong Kong 0.9%		10,810,006

Cheung Kong Holdings, Ltd.	14,000	213,356
CLP Holdings, Ltd.	477,699	4,174,461
Esprit Holdings, Ltd. (L)	1,007,951	1,561,993
Galaxy Entertainment Group, Ltd. (I)	153,000	581,978
Melco International Development, Ltd.	417	446
Noble Group, Ltd.	298,000	264,498
Pacific Basin Shipping, Ltd.	1,425,121	753,558
Power Assets Holdings, Ltd.	207	1,828
Sino-Forest Corp. (I)	26,210	0
Swire Pacific, Ltd., Class A	155,500	1,910,415
Swire Properties, Ltd.	100	335
Yue Yuen Industrial Holdings, Ltd.	386,880	1,347,138

Ireland 1.1%		13,085,174

C&C Group PLC	152,445	811,964
CRH PLC	182,321	3,332,487
DCC PLC	43,436	1,308,848
Kerry Group PLC	52,600	2,755,866
Paddy Power PLC	29,488	2,224,912
WPP PLC	193,251	2,651,097

Israel 0.3%		3,232,002

Africa Israel Investments, Ltd. (I)	221,883	534,953
Mellanox Technologies, Ltd. (I)	20,457	1,544,598
Partner Communications Company, Ltd.	178,382	1,152,451

Italy 5.4%		65,025,426

A2A SpA	299,778	163,448
Azimut Holding SpA	58,169	758,688
Enel SpA	5,227,882	19,809,879
Eni SpA	778,682	18,461,061
Exor SpA	2,342	57,972
Fiat Industrial SpA	208,117	2,227,056
Fiat SpA (I)	231,726	1,076,094

3

International Core Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Italy (continued)

Finmeccanica SpA (I)	768,179	$4,043,413
Impregilo SpA	209,322	863,783
Intesa Sanpaolo SpA	531,166	895,088
Intesa Sanpaolo SpA	85,431	116,802
Luxottica Group SpA	11,972	491,631
Mediolanum SpA (L)	289,366	1,412,597
Pirelli & C. SpA (L)	261,780	3,036,456
Recordati SpA	74,378	622,721
Telecom Italia SpA	5,311,897	4,838,762
Telecom Italia SpA	4,463,028	3,560,619
Terna Rete Elettrica Nazionale SpA	279,526	1,062,141
Tod's SpA	12,506	1,527,215

Japan 22.9%		276,218,463

Accordia Golf Company, Ltd. (L)	1,146	1,071,044
Advance Residence Investment Corp.	401	841,525
Advantest Corp.	54,700	734,547
Aeon Company, Ltd.	436,100	4,884,756
Alps Electric Company, Ltd.	46	291
Anritsu Corp.	194,000	2,501,838
Astellas Pharma, Inc.	164,600	8,342,370
Credit Saison Company, Ltd.	73,700	1,645,066
Daikyo, Inc.	807,000	1,946,311
Daito Trust Construction Company, Ltd.	96,400	9,355,553
Daiwabo Holdings Company, Ltd.	222,000	456,744
Dena Company, Ltd. (L)	89,461	3,282,583
DIC Corp.	349,000	629,025
Eisai Company, Ltd.	64,080	2,695,292
Fast Retailing Company, Ltd.	11,600	2,633,994
Fuji Electric Company, Ltd.	327,000	702,291
Fuji Heavy Industries, Ltd.	186,116	2,100,902
Fuji Oil Company, Ltd.	44,700	641,850
Gunze, Ltd.	238,000	588,945
Hanwa Company, Ltd.	181,000	599,744
Haseko Corp. (I)	2,746,000	1,812,198
Hikari Tsushin, Inc.	30,400	1,382,787
Inpex Corp.	292	1,565,326
Isuzu Motors, Ltd.	398,000	2,343,755
ITOCHU Corp.	626,800	6,289,360
Japan Tobacco, Inc.	242,300	7,292,037
JFE Holdings, Inc.	143,700	2,245,863
Juki Corp. (L)	214,000	241,377
JX Holdings, Inc.	1,776,600	9,536,409
K's Holding Corp. (L)	99,400	2,250,165
Kajima Corp.	1,247,000	3,596,176
Kakaku.com, Inc.	26,600	913,602
Kao Corp.	88,450	2,431,778
Kawasaki Kisen Kaisha, Ltd. (I)(L)	1,669,000	2,218,913
KDDI Corp.	163,600	12,127,765
Kinugawa Rubber Industrial Company, Ltd. (L)	123,000	788,606
Kobe Steel, Ltd. (I)	573,000	543,779
Kohnan Shoji Company, Ltd. (L)	61,400	714,914
Konami Corp.	23	559
Kurimoto, Ltd.	41,000	138,250
Lawson, Inc.	39,300	2,662,466

4

International Core Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Japan (continued)

Leopalace21 Corp. (I)(L)	428,200	$1,345,219
Look, Inc. (L)	87,000	436,825
Marubeni Corp.	621,824	4,114,690
Mazda Motor Corp. (I)	1,198,000	1,902,673
Medipal Holdings Corp.	107,435	1,275,622
MEIJI Holdings Company, Ltd.	10,300	458,950
Misawa Homes Company, Ltd.	4,200	60,341
Mitsubishi Chemical Holdings Corp.	639,000	2,805,076
Mitsubishi Corp.	402,795	7,667,797
Mitsubishi UFJ Lease & Finance Company, Ltd.	38,290	1,673,589
Mitsui & Company, Ltd.	164,800	2,287,521
Mitsui Engineering & Shipbuilding Company, Ltd.	749,000	995,981
Mitsui Mining & Smelting Company, Ltd.	724,000	1,440,882
Mitsui O.S.K. Lines, Ltd.	727,000	1,839,493
Mizuho Financial Group, Inc.	3,269,400	5,255,985
Namco Bandai Holdings, Inc.	106,600	1,498,466
Nikon Corp.	89,300	2,508,289
Nintendo Company, Ltd.	18,800	2,261,372
Nippon Light Metal Holdings Co Ltd. (I)	1,174,000	1,053,873
Nippon Paper Group, Inc. (L)	137,600	1,693,540
Nippon Steel Corp.	979,000	2,258,505
Nippon Telegraph & Telephone Corp.	282,600	12,668,036
Nippon Yusen KK	940,000	2,008,530
Nipro Corp.	173,300	1,268,904
Nitori Holdings Company, Ltd.	33,400	2,484,970
Nitto Denko Corp.	11,200	586,097
North Pacific Bank, Ltd. (I)	166,900	435,294
NTT DOCOMO, Inc.	2,586	3,740,585
Obayashi Corp.	508,000	2,404,449
OKI Electric Industry Company, Ltd. (I)	558,857	537,909
Ono Pharmaceutical Company, Ltd.	20,700	1,133,699
Osaka Gas Company, Ltd.	120	472
Penta-Ocean Construction Company, Ltd. (L)	598,000	1,508,513
Point, Inc.	49,420	1,785,394
Resona Holdings, Inc.	1,925,700	8,098,776
Ricoh Company, Ltd. (L)	156,000	1,456,445
Round One Corp.	213,000	1,201,617
Ryohin Keikaku Company, Ltd.	33,700	2,154,851
Sankyo Company, Ltd.	55,100	2,265,469
Seven & I Holdings Company, Ltd.	57,900	1,691,307
Seven Bank, Ltd.	45,000	117,604
Shinko Electric Industries Company, Ltd.	139,300	983,554
Softbank Corp.	161,700	6,085,178
Sojitz Corp.	1,450,400	1,836,950
Sumitomo Corp.	638,000	7,959,852
Sumitomo Light Metal Industries, Ltd.	789,000	651,896
Sumitomo Mitsui Financial Group, Inc.	67,000	2,169,468
SxL Corp. (I)(L)	394,000	668,593
Taiheiyo Cement Corp.	1,687,000	3,779,081
Taisei Corp.	1,293,000	3,522,471
Taiyo Yuden Company, Ltd.	105,500	923,614
Takeda Pharmaceutical Company, Ltd.	298,889	13,668,093
The Daiei, Inc. (I)(L)	179,558	353,263
Tokyo Electric Power Company, Inc. (I)	109,400	173,007
Tokyo Gas Company, Ltd.	15,000	73,691

5

International Core Fund

As of 11-30-12 (Unaudited)

	Shares	Value

Japan (continued)

Tokyo Tatemono Company, Ltd. (I)	587,000	$2,355,880
TonenGeneral Sekiyu KK	129,133	1,204,068
Tosoh Corp.	244,000	526,329
Toyota Motor Corp.	276,900	11,934,421
Toyota Tsusho Corp.	243,200	5,628,939
Tsugami Corp.	115,000	717,098
Unicharm Corp.	25,600	1,308,524
Unitika, Ltd. (I)	963,000	467,225
UNY Company, Ltd.	286,500	2,010,842
USS Company, Ltd.	17,830	1,907,168
Wacom Company, Ltd.	359	1,025,839
Yamada Denki Company, Ltd. (L)	145,630	5,149,053

Jersey, C.I. 0.1%		1,392,487

Randgold Resources, Ltd.	12,992	1,392,487

Netherlands 3.5%		42,853,343

Aegon NV	559,235	3,220,749
ASML Holding NV	73,714	4,602,926
CSM NV	52,869	1,044,697
Delta Lloyd NV	23,057	344,440
European Aeronautic Defence & Space Company NV	86,053	2,896,568
Gemalto NV	17,412	1,601,482
ING Groep NV (I)	265,980	2,393,872
Koninklijke BAM Groep NV (L)	369,512	1,429,074
Koninklijke Vopak NV	7,264	536,675
Royal Dutch Shell PLC, Class B	313,621	10,824,842
Royal Dutch Shell PLC, Class A (London Stock Exchange)	380,864	12,749,102
SNS REAAL NV (I)(L)	59,693	81,585
Wereldhave NV	18,367	1,127,331

New Zealand 0.7%		8,817,505

Chorus, Ltd.	514,025	1,434,811
Fletcher Building, Ltd.	325,121	2,113,720
Telecom Corp. of New Zealand, Ltd.	2,778,567	5,268,974

Norway 0.3%		3,741,024

Aker Solutions ASA	63,103	1,185,162
Petroleum Geo-Services ASA	16,707	279,580
STX OSV Holdings, Ltd.	86,000	97,489
TGS-NOPEC Geophysical Company ASA	68,782	2,178,793

Portugal 0.3%		3,258,939

EDP - Energias de Portugal SA	1,287,787	3,258,939

Singapore 1.6%		18,859,055

Ezion Holdings, Ltd.	150,000	177,127
Ezra Holdings, Ltd. (I)(L)	1,136,000	990,233
Golden Agri-Resources, Ltd.	10,904,000	5,902,998
Jaya Holdings, Ltd. (I)	778,000	356,247
Liongold Corp., Ltd. (I)(L)	571,000	498,354
MobileOne, Ltd.	68,000	151,535
Singapore Press Holdings, Ltd. (L)	680,000	2,326,602
Singapore Telecommunications, Ltd.	2,941,350	7,988,469
Venture Corp., Ltd.	72,906	467,490

6

International Core Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Spain 6.4%		76,782,298

Abengoa SA (L)	62,852	$173,017
Amadeus IT Holding SA, A Shares	1,728	40,369
Banco Bilbao Vizcaya Argentaria SA	810,248	6,873,391
Banco Santander SA (I)	2,846,057	21,913,789
Distribuidora Internacional de Alimentacion SA	222,244	1,379,188
Fomento de Construcciones y Contratas SA (L)	48,563	577,364
Gas Natural SDG SA	384,157	5,976,187
Grifols SA (I)	109,894	3,517,276
Iberdrola SA	1,690,556	8,397,251
Inditex SA	36,720	5,032,811
Repsol SA	224,363	4,758,323
Telefonica SA	1,385,337	18,143,332

Sweden 0.7%		8,722,877

Boliden AB	102,420	1,813,602
Investor AB, B Shares	122,106	2,829,526
NCC AB, B Shares	49,559	962,744
Skandinaviska Enskilda Banken AB, Series A	2,161	17,391
Svenska Handelsbanken AB, Class A	37,189	1,321,789
Swedbank AB, Class A	96,185	1,777,825

Switzerland 1.8%		21,189,603

Novartis AG	122,526	7,583,328
Roche Holdings AG	29,941	5,893,941
Swiss Re, Ltd. (I)	29,013	2,090,964
Wolseley PLC (I)	83,891	3,897,445
Zurich Insurance Group AG (I)	6,751	1,723,925

United Kingdom 18.6%		224,890,137

Aberdeen Asset Management PLC	338,178	1,832,436
Admiral Group PLC	3,614	64,834
Aegis Group PLC	123,585	465,289
Aggreko PLC	89,371	3,197,962
Ashtead Group PLC	8,889	54,624
AstraZeneca PLC	695,199	33,042,006
Aviva PLC (I)	312,630	1,757,420
Babcock International Group PLC	37,278	595,471
BAE Systems PLC	2,039,880	10,695,519
Barclays PLC	3,916,201	15,454,626
BBA Aviation PLC	11,924	40,843
BP PLC	4,007,657	27,837,819
British American Tobacco PLC	90,750	4,761,014
BT Group PLC	1,290,050	4,827,711
Bunzl PLC	87,834	1,448,295
Croda International PLC	4,232	161,475
Diageo PLC	553,108	16,502,293
Dixons Retail PLC (I)	3,870,961	1,705,550
Drax Group PLC	302,007	2,617,726
easyJet PLC	29,331	336,375
Fenner PLC	85,410	529,468
FirstGroup PLC	459,036	1,372,142
GlaxoSmithKline PLC	720,817	15,413,607
Home Retail Group PLC (L)	1,502,467	2,688,674
IMI PLC	90,989	1,536,252
Intercontinental Hotels Group PLC	35,550	950,587

7

International Core Fund
As of 11-30-12 (Unaudited)

		Shares	Value

United Kingdom (continued)

Intertek Group PLC		11,404	$564,531
ITV PLC		967,763	1,534,351
Kesa Electricals PLC		54,738	41,870
Lancashire Holdings, Ltd.		89,358	1,140,455
Lloyds Banking Group PLC (I)		10,570,210	7,878,245
Micro Focus International PLC		8,629	79,229
Next PLC		131,966	7,739,765
Persimmon PLC		10,143	130,152
Playtech, Ltd.		138,177	929,889
Premier Foods PLC (I)		207,757	318,808
Prudential PLC		283,153	4,108,691
Rio Tinto PLC		346,599	17,259,028
Rockhopper Exploration PLC (I)		159,428	376,400
Rolls-Royce Holdings PLC (I)		404,453	5,774,080
Royal Bank of Scotland Group PLC (I)		308,940	1,465,460
SABMiller PLC		63,684	2,884,654
Spectris PLC		40,474	1,248,457
SSE PLC		59,347	1,354,849
Telecity Group PLC		54,223	744,626
Thomas Cook Group PLC (I)(L)		1,680,257	700,602
Trinity Mirror PLC (I)		121,865	160,144
Tullett Prebon PLC		176,299	641,313
Vodafone Group PLC		5,343,300	13,788,698
WH Smith PLC		82,702	861,841
Whitbread PLC		6,476	249,068
William Hill PLC		559,379	3,024,913

		Shares	Value

Preferred Securities 0.9%			$10,664,132
(Cost $8,608,125)

Germany 0.9%			10,599,471

Henkel AG & Company KgaA		45,089	3,767,669
Porsche Automobil Holding SE		92,157	6,831,802

United Kingdom 0.0%			64,661

Rolls-Royce Holdings PLC		40,358,584	64,661

		Shares	Value

Rights 0.0%			$7,300

(Cost $0)

Liongold Corp. Ltd. (Expiration Date: 12/30/2030) (I)(L)(N)		222,750	7,300

	Yield	Shares	Value

Securities Lending Collateral 4.1%			$49,256,886

(Cost $49,260,515)

John Hancock Collateral Investment Trust (W)	0.2768%(Y)	4,922,292	49,256,886

8

International Core Fund
As of 11-30-12 (Unaudited)

	Yield	Par value	Value

Short-Term Investments 3.2%			$39,221,446

(Cost $39,221,446)

Money Market Funds 3.2%			39,221,446

State Street Institutional Treasury Money Market Fund,	0.0000% (Y)	39,221,446	39,221,446

Total investments (Cost $1,205,739,381)† 102.6%			$1,237,886,382

Other assets and liabilities, net (2.6%)			($31,401,916)

Total net assets 100.0%			$1,206,484,466

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(N) Strike price and/or expiration date not available.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 11-30-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. This investment represents securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-12.

† At 11-30-12, the aggregate cost of investment securities for federal income tax purposes was $1,220,835,811. Net unrealized appreciation aggregated $17,050,571, of which $91,834,713 related to appreciated investment securities and $74,784,142 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 11-30-12:

Financials	15.0%
Health Care	13.3%
Energy	12.9%
Consumer Discretionary	10.5%
Industrials	10.3%
Telecommunication Services	10.0%
Consumer Staples	7.6%
Utilities	6.4%
Materials	5.8%
Information Technology	3.5%
Short-Term Investments & Other	4.7%

9

International Core Fund
As of 11-30-12 (Unaudited)
Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the funds, the Fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchange and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/12	Price	Inputs	Inputs
Common Stocks
Australia	$71,831,229	—	$71,831,229	—
Austria	8,423,098	—	8,423,098	—
Belgium	21,664,043	—	21,664,043	—
Canada	33,420,171	$33,420,171	—	—
China	968,241	—	968,241	—
Denmark	12,250,552	—	12,250,552	—
Finland	6,996,397	—	6,996,397	—
France	127,478,081	—	127,478,081	—
Germany	74,005,437	—	74,005,437	—
Greece	2,821,030	—	2,821,030	—

International Core Fund
As of 11-30-12 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/12	Price	Inputs	Inputs
Hong Kong	$10,810,006	—	$10,810,006	—
Ireland	13,085,174	—	13,085,174	—
Israel	3,232,002	—	3,232,002	—
Italy	65,025,426	—	65,025,426	—
Japan	276,218,463	—	276,218,463	—
Jersey, C.I.	1,392,487	—	1,392,487	—
Netherlands	42,853,343	—	42,853,343	—
New Zealand	8,817,505	—	8,817,505	—
Norway	3,741,024	—	3,741,024	—
Portugal	3,258,939	—	3,258,939	—
Singapore	18,859,055	—	18,859,055	—
Spain	76,782,298	—	76,782,298	—
Sweden	8,722,877	—	8,722,877	—
Switzerland	21,189,603	—	21,189,603	—
United Kingdom	224,890,137	—	224,890,137	—
Preferred Securities
Germany	10,599,471	—	10,599,471	—
United Kingdom	64,661	—	64,661	—
Rights	7,300	—	—	$7,300
Securities Lending Collateral	49,256,886	$49,256,886	—	—
Short-Term Investments
Money Market Funds	39,221,446	39,221,446	—	—

Total investments in Securities	$1,237,886,382	$121,898,503	$1,115,980,579	$7,300
Other Financial Instruments
Assets
Futures	$579,228	$713,895	—	($134,667)
Forward Currency Contracts	$1,475,181	—	$1,475,181	—

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates.

During the period ended November 30, 2012, the Fund used futures contracts to gain exposure to certain securities markets. The following table summarizes the contracts held at November 30, 2012.

				AGGREGATE	UNREALIZED
	NUMBER OF		EXPIRATION	SETTLEMENT	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

FTSE MIB Index Futures	234	Long	December 2012	$24,051,112	($707,166)
DAX Index Futures	58	Long	December 2012	13,990,740	148,258
TOPIX Index Futures	83	Long	December 2012	7,896,856	572,499
FTSE 100 Index Futures	61	Long	December 2012	5,748,060	55,067
SGX MSCI Singapore Index Futures	129	Long	December 2012	7,366,295	159,600
ASX SPI 200 Index Futures	36	Short	December 2012	(4,241,606)	(99,665)
S&P TSE 60 Index Futures	207	Short	December 2012	(29,253,194)	450,635
					$579,228

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

International Core Fund

As of 11-30-12 (Unaudited)

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at November 30, 2012.

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERD BY			UNREALIZED
	COVERD BY	CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS

CAD	8,992,070	$8,958,583	Morgan Stanley & Company International PLC	12-14-12	$91,777
CHF	4,319,776	4,648,544	Bank of America N.A.	12-14-12	13,663
CHF	4,178,505	4,510,622	Brown Brothers Harriman & Company	12-14-12	(884)
CHF	4,319,776	4,655,784	Deutsche Bank AG London	12-14-12	6,424
CHF	8,357,010	9,028,251	JPMorgan Chase Bank	12-14-12	(8,776)
CHF	4,178,505	4,515,638	Morgan Stanley & Company International PLC	12-14-12	(5,900)
GBP	7,249,062	11,676,521	Bank of America N.A.	12-14-12	(62,595)
GBP	3,899,895	6,281,756	Brown Brothers Harriman & Company	12-14-12	(33,624)
GBP	5,424,577	8,741,852	JPMorgan Chase Bank	12-14-12	(50,985)
GBP	10,834,126	17,462,823	Mellon Bank NA	12-14-12	(105,165)
GBP	5,351,804	8,629,784	Morgan Stanley & Company International PLC	12-14-12	(55,508)
GBP	5,655,572	9,099,895	Royal Bank of Scotland PLC	12-14-12	(38,943)
HKD	41,093,478	5,302,056	Barclays Bank PLC	12-14-12	269
HKD	86,706,742	11,187,635	Brown Brothers Harriman & Company	12-14-12	206
HKD	24,623,000	3,176,844	JPMorgan Chase Bank	12-14-12	282
HKD	41,093,478	5,302,163	Morgan Stanley & Company International PLC	12-14-12	161
HKD	81,092,551	10,463,037	State Street Bank & Trust Company	12-14-12	401
JPY	741,273,940	9,233,825	JPMorgan Chase Bank	12-14-12	(240,472)
SEK	22,137,987	3,342,091	Bank of America N.A.	12-14-12	(15,697)
SEK	25,659,559	3,867,863	Barclays Bank PLC	12-14-12	(12,327)
SEK	9,275,289	1,400,033	Brown Brothers Harriman & Company	12-14-12	(6,353)
SEK	65,864,325	9,902,921	Deutsche Bank AG London	12-14-12	(6,324)
SGD	5,448,881	$4,462,123	Bank of America N.A.	12-14-12	$1,978
SGD	13,331,429	10,920,598	Barclays Bank PLCs	12-14-12	1,432
SGD	1,942,000	1,592,760	JPMorgan Chase Bank	12-14-12	(1,739)
SGD	3,337,439	2,735,808	Mellon Bank NA	12-14-12	(1,547)
SGD	5,456,946	4,468,724	Morgan Stanley & Company International PLC	12-14-12	(1,984)
SGD	3,752,879	3,074,505	Royal Bank of Scotland PLC	12-14-12	113
SGD	2,906,439	2,380,639	State Street Bank & Trust Company	12-14-12	517
		$191,023,678			($531,600)

SELLS

AUD	4,196,541	$4,102,760	Bank of America N.A.	12-14-12	($81,770)
AUD	1,940,708	1,897,502	Brown Brothers Harriman & Company	12-14-12	(37,985)
AUD	1,911,567	1,869,851	Mellon Bank N.A.	12-14-12	(38,292)
CAD	9,452,945	9,320,112	Bank of America N.A.	12-14-12	72,416
CAD	8,705,808	8,597,508	Barclays Bank PLC	12-14-12	52,568
CAD	6,762,530	6,671,168	JP Morgan Chase Bank	12-14-12	48,117
CAD	9,954,458	9,827,877	Morgan Stanley & Company International PLC	12-14-12	62,873
CAD	1,457,852	1,439,388	Royal Bank of Scotland PLC	12-14-12	9,133
EUR	10,882,695	8,338,399	Brown Brothers Harriman & Company	12-14-12	37,027
EUR	6,050,977	4,639,676	Deutsche Bank AG London	12-14-12	16,200

International Core Fund
As of 11-30-12 (Unaudited)

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERD BY			UNREALIZED
	COVERD BY	CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

SELLS
(Continued)

EUR	5,911,927	$4,525,960	JP Morgan Chase Bank	12-14-12	$25,058
EUR	9,304,166	7,140,244	Morgan Stanley & Company International PLC	12-14-12	16,926
EUR	5,240,311	4,020,944	Royal Bank of Scotland PLC	12-14-12	10,312
EUR	8,030,668	6,147,461	State Street Bank & Trust Company	12-14-12	34,730
GBP	6,485,179	4,073,093	Mellon Bank N.A.	12-14-12	(40,438)
HKD	3,644,340	28,249,943	Brown Brothers Harriman & Company	12-14-12	(773)
JPY	6,523,256	514,361,341	Bank of America N.A.	12-14-12	282,873
JPY	8,395,508	661,566,036	Deutsche Bank AG London	12-14-12	369,195
JPY	27,637,162	2,178,648,508	JPMorgan Chase Bank	12-14-12	1,205,158
JPY	1,934,650	152,430,105	Mellon Bank N.A.	12-14-12	85,323
SEK	3,600,379	24,403,138	Deutsche Bank AG London	12-14-12	(66,371)
SGD	10,879,336	13,331,429	Barclays Bank PLC	12-14-12	(42,694)
SGD	3,404,658	4,171,257	Morgan Stanley & Company International PLC	12-14-12	(12,725)

		$3,659,793,700			$2,006,781

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Core Fund.

66Q3 11/12
1/13

John Hancock

MUTUAL FUNDS

John Hancock International Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2012

International Growth Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Common Stocks 94.7%		$141,414,619

(Cost $121,546,601)

Australia 4.2%		6,319,580

ALS, Ltd. (L)	13,555	135,097
Australia & New Zealand Banking Group, Ltd.	14,537	370,659
BlueScope Steel, Ltd. (I)	171,873	95,036
Coca-Cola Amatil, Ltd.	14,080	201,949
Cochlear, Ltd.	1,549	121,876
CSL, Ltd.	28,933	1,562,403
Fortescue Metals Group, Ltd. (L)	23,615	96,638
Shopping Centres Australasia Property Group (I)	11,139	16,855
Telstra Corp., Ltd.	227,392	1,023,685
Wesfarmers, Ltd.	8,592	320,125
Westfield Group	18,111	197,300
Westpac Banking Corp.	17,730	471,766
Woolworths, Ltd.	55,693	1,706,191

Austria 0.1%		146,991

Erste Group Bank AG (I)	4,992	146,991

Belgium 2.2%		3,215,778

Ageas	8,443	225,808
Anheuser-Busch InBev NV	25,814	2,263,511
Bekaert SA	2,847	67,966
Colruyt SA	5,243	241,563
Mobistar SA	3,858	101,949
UCB SA	2,262	128,438
Umicore SA	3,589	186,543

Canada 3.2%		4,809,531

Agrium, Inc.	2,400	245,086
BCE, Inc. (L)	7,800	330,264
Canadian National Railway Company	21,600	1,942,663
Canadian Pacific Railway, Ltd.	5,200	485,267
Enbridge, Inc. (L)	11,700	473,724
Metro, Inc. (L)	1,700	104,668
Rogers Communications, Inc., Class B (L)	6,600	291,480
Royal Bank of Canada (L)	11,300	670,026
Saputo, Inc. (L)	3,100	143,679
Valeant Pharmaceuticals International, Inc. (I)	2,202	122,674

China 0.2%		231,286

AAC Technologies Holdings, Inc.	39,000	146,348
Yangzijiang Shipbuilding Holdings, Ltd.	111,000	84,938

Denmark 3.6%		5,321,485

Chr Hansen Holding A/S	1,443	46,697
Coloplast A/S	1,813	423,140
GN Store Nord A/S	7,746	109,247
Novo Nordisk A/S	28,109	4,463,048
Novozymes A/S, B shares	10,153	279,353

Finland 0.8%		1,223,359

Fortum OYJ	14,480	260,895
Kone OYJ	6,821	511,246
Neste Oil OYJ	5,563	71,154

1

International Growth Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Finland (continued)

Nokian Renkaat OYJ	2,175	$90,881
Sampo OYJ, Class A	3,463	110,621
Wartsila OYJ	4,232	178,562

France 5.6%		8,375,192

Air France KLM (I)(L)	8,471	77,845
Alcatel-Lucent (I)(L)	63,370	69,375
Arkema SA	1,432	146,449
AtoS	1,239	88,020
BNP Paribas SA	2,761	154,421
Bureau Veritas SA	3,581	397,470
Carrefour SA	12,734	314,564
Casino Guichard Perrachon SA	1,736	157,679
Cie de Saint-Gobain	2,168	86,553
Cie Generale d'Optique Essilor International SA	8,344	805,502
Cie Generale des Etablissements Michelin	3,568	331,790
Danone SA	4,267	270,652
Dassault Systemes SA	4,106	464,496
Eutelsat Communications	5,252	162,451
ICADE	1,054	95,257
Iliad SA	1,718	305,618
L'Oreal SA	5,122	695,365
Lafarge SA	4,407	256,175
Neopost SA	1,309	68,392
Pernod-Ricard SA	1,857	210,247
Publicis Groupe SA	3,547	200,621
Remy Cointreau SA	1,588	177,911
Renault SA	3,430	172,151
Sanofi	16,971	1,514,638
Societe BIC SA	382	47,741
Sodexo	1,988	160,728
Suez Environnement Company	4,695	51,163
Technip SA	1,149	133,459
Unibail-Rodamco SE	867	203,600
Valeo SA	1,113	52,897
Vallourec SA	1,185	61,610
Wendel SA	1,507	141,355
Zodiac Aerospace	2,677	298,997

Germany 7.0%		10,494,514

Adidas AG	2,544	224,023
Aurubis AG	2,765	175,706
BASF SE	2,920	261,666
Bayer AG	20,965	1,896,987
Bayerische Motoren Werke AG	1,740	154,320
Beiersdorf AG	3,962	310,718
Brenntag AG	483	62,455
Continental AG	2,638	291,971
Deutsche Lufthansa AG	10,211	169,480
Deutsche Post AG	15,863	329,275
Duerr AG	1,888	157,397
Fielmann AG	1,685	164,030
Freenet AG	14,485	269,760
GEA Group AG	6,110	199,656
Hannover Rueckversicherung AG	3,750	276,295

2

International Growth Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Germany (continued)

HeidelbergCement AG	3,415	$185,586
Henkel AG & Company, KGaA	3,229	218,794
Hugo Boss AG	1,529	160,432
Kabel Deutschland Holding AG	2,162	156,344
Lanxess AG	2,050	178,464
Leoni AG	1,496	51,901
Merck KGaA	1,385	185,270
Metro AG	6,401	179,260
MTU Aero Engines Holding AG	1,975	175,669
Muenchener Rueckversicherungs AG	4,888	834,377
Salzgitter AG	975	44,971
SAP AG	27,117	2,117,471
Software AG	2,230	93,678
Stada Arzneimittel AG	3,742	111,156
Suedzucker AG	7,377	290,610
Symrise AG	1,048	36,494
ThyssenKrupp AG	10,145	205,530
TUI AG (I)	10,526	104,661
Volkswagen AG	876	178,187
Wacker Chemie AG (L)	770	41,920

Hong Kong 2.6%		3,911,351

BOC Hong Kong Holdings, Ltd.	75,500	231,714
Cheung Kong Infrastructure Holdings, Ltd.	24,000	145,826
CLP Holdings, Ltd.	41,500	362,655
Esprit Holdings, Ltd.	32,800	50,829
Galaxy Entertainment Group, Ltd. (I)	67,000	254,853
Hang Seng Bank, Ltd.	15,700	239,443
Hong Kong & China Gas Company, Ltd.	302,255	818,787
Hong Kong Exchanges & Clearing, Ltd.	11,400	181,443
Jardine Matheson Holdings, Ltd.	1,600	94,505
Li & Fung, Ltd. (I)	90,000	148,869
Noble Group, Ltd.	154,000	136,687
Power Assets Holdings, Ltd.	51,000	450,304
Sun Hung Kai Properties, Ltd.	16,000	234,062
The Link REIT	66,511	363,316
Wharf Holdings, Ltd.	15,000	116,030
Xinyi Glass Holdings Company, Ltd.	146,000	82,028

Ireland 2.0%		3,050,945

CRH PLC	12,996	237,543
DCC PLC	5,439	163,892
Elan Corp. PLC (I)	21,034	211,296
Experian PLC	30,955	514,590
Kerry Group PLC	10,357	542,633
Paddy Power PLC	8,296	625,945
Shire PLC	6,232	180,084
UBM PLC	6,165	72,690
WPP PLC	36,613	502,272

Israel 0.2%		245,159

Israel Chemicals, Ltd.	5,694	70,139

3

International Growth Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Israel (continued)

Mellanox Technologies, Ltd. (I)	2,318	$175,020

Italy 0.6%		831,202

Assicurazioni Generali SpA	20,038	336,499
Atlantia SpA	13,240	226,211
Fiat Industrial SpA	9,895	105,886
Fiat SpA (I)	16,349	75,922
Mediobanca SpA	10,194	56,432
Mediolanum SpA	6,197	30,252

Japan 20.3%		30,284,538

ABC-MART, Inc.	2,300	97,929
Advantest Corp.	5,800	77,886
Aeon Company, Ltd.	11,400	127,691
Ajinomoto Company, Inc.	16,000	228,823
Anritsu Corp.	10,000	128,961
Asahi Group Holdings, Ltd.	4,800	108,469
Astellas Pharma, Inc.	24,300	1,231,589
Canon, Inc.	24,500	861,069
Central Japan Railway Company, Ltd.	2,400	190,452
Chiyoda Corp.	7,000	101,213
Chugai Pharmaceutical Company, Ltd.	13,200	262,107
Credit Saison Company, Ltd.	6,100	136,159
Daihatsu Motor Company, Ltd.	9,000	160,939
Daito Trust Construction Company, Ltd.	5,800	562,886
Dena Company, Ltd.	6,800	249,512
DIC Corp.	50,000	90,118
Eisai Company, Ltd.	10,000	420,614
FANUC Corp.	2,400	407,108
Fast Retailing Company, Ltd.	3,100	703,912
Fuji Heavy Industries, Ltd.	20,000	225,763
Gree, Inc. (L)	6,100	106,027
Hankyu Hanshin Holdings, Inc.	20,000	105,571
Haseko Corp. (I)	83,500	55,105
Hino Motors, Ltd.	16,000	138,104
Hirose Electric Company, Ltd.	1,100	125,492
Hisamitsu Pharmaceutical Company, Inc.	7,600	396,269
Hitachi, Ltd.	22,000	127,659
Honda Motor Company, Ltd.	10,500	349,131
Hoya Corp.	18,000	347,054
Idemitsu Kosan Company, Ltd.	600	49,196
IHI Corp.	40,000	89,430
Inpex Corp.	55	294,839
Isetan Mitsukoshi Holdings, Ltd.	14,100	126,210
Isuzu Motors, Ltd.	52,000	306,219
ITO EN, Ltd.	4,400	81,281
ITOCHU Corp.	64,000	642,181
Izumi Company, Ltd.	5,100	113,990
Japan Real Estate Investment Corp.	9	88,602
Japan Tobacco, Inc.	27,700	833,634
JFE Holdings, Inc.	15,000	234,432
JGC Corp.	5,000	165,380
K's Holding Corp. (L)	4,700	106,396
Kakaku.com, Inc. (L)	3,300	113,342
Kao Corp.	22,200	610,350

4

International Growth Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Japan (continued)

KDDI Corp.	12,700	$941,459
Keio Corp.	31,000	227,551
Keyence Corp.	2,100	588,696
Kintetsu Corp. (L)	54,000	215,348
Kobe Steel, Ltd. (I)	82,000	77,818
Komatsu, Ltd.	10,900	245,906
Kubota Corp.	11,000	117,256
Lawson, Inc.	6,200	420,033
Leopalace21 Corp. (I)	35,800	112,468
Makita Corp.	2,900	122,966
Marubeni Corp.	60,000	397,028
Mazda Motor Corp. (I)	137,000	217,584
Medipal Holdings Corp.	15,200	180,476
Mitsubishi Corp.	20,400	388,344
Mitsui Engineering & Shipbuilding Company, Ltd.	38,000	50,530
Mizuho Financial Group, Inc.	216,000	347,248
Namco Bandai Holdings, Inc.	10,800	151,815
NEC Corp. (I)	61,000	106,876
Nidec Corp.	2,400	146,110
Nikon Corp.	12,600	353,913
Nintendo Company, Ltd.	3,500	421,000
Nitori Holdings Company, Ltd.	4,450	331,081
Nitto Denko Corp.	5,500	287,816
Nomura Research Institute, Ltd.	8,300	160,696
NTT DOCOMO, Inc.	321	464,319
Odakyu Electric Railway Company, Ltd.	39,000	399,016
OJI Paper Company, Ltd.	33,000	104,580
Ono Pharmaceutical Company, Ltd.	3,000	164,304
Oracle Corp. Japan	2,000	84,217
Oriental Land Company, Ltd.	3,700	476,204
Otsuka Holdings Company, Ltd.	6,800	201,844
Panasonic Corp. (L)	10,200	51,066
Point, Inc.	1,230	44,436
Rakuten, Inc.	16,200	136,575
Sankyo Company, Ltd.	2,000	82,231
Santen Pharmaceutical Company, Ltd.	5,800	249,530
Sawai Pharmaceutical Company, Ltd.	1,200	129,647
Secom Company, Ltd.	2,800	143,767
Seven & I Holdings Company, Ltd.	9,100	265,819
Seven Bank, Ltd.	38,600	100,878
Shimamura Company, Ltd.	2,300	232,674
Shimano, Inc.	4,800	317,322
Shimizu Corp.	20,000	60,337
Shin-Etsu Chemical Company, Ltd.	6,300	372,256
Shiseido Company, Ltd.	11,000	160,319
SMC Corp.	1,100	186,547
Softbank Corp.	23,500	884,364
Stanley Electric Company, Ltd.	7,400	104,434
Sumitomo Corp.	12,400	154,706
Sumitomo Metal Mining Company, Ltd.	8,000	110,165
Sumitomo Mitsui Financial Group, Inc.	6,400	207,233
Sumitomo Rubber Industries, Ltd.	9,100	107,854
Suzuken Company, Ltd.	2,900	86,358
Sysmex Corp.	4,100	185,974
Takeda Pharmaceutical Company, Ltd.	8,700	397,848

5

International Growth Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Japan (continued)

Terumo Corp.	8,700	$371,300
Tobu Railway Company, Ltd.	44,000	227,703
Tokyo Gas Company, Ltd.	34,000	167,033
Toray Industries, Inc.	28,000	166,888
Toshiba Corp.	52,000	178,581
Toyo Suisan Kaisha, Ltd.	6,000	164,849
Toyota Motor Corp.	44,600	1,922,265
Toyota Tsusho Corp.	9,000	208,308
Trend Micro, Inc.	8,900	233,024
Tsumura & Company, Ltd.	6,500	211,735
Unicharm Corp.	7,000	357,799
USS Company, Ltd.	2,050	219,276
Yahoo Japan Corp.	1,038	349,598
Yamada Denki Company, Ltd. (L)	5,160	182,443
Yamato Kogyo Company, Ltd.	2,500	67,800

Jersey, C.I. 0.1%		182,850

Randgold Resources, Ltd.	1,706	182,850

Luxembourg 0.4%		531,123

Millicom International Cellular SA-SDR	2,829	242,918
SES SA	10,190	288,205

Macau 0.2%		327,029

Sands China, Ltd.	76,800	327,029

Netherlands 2.6%		3,934,445

ASML Holding NV	12,121	756,897
European Aeronautic Defence & Space Company NV	9,353	314,825
Gemalto NV (L)	4,687	431,091
Koninklijke Ahold NV	23,752	301,556
Koninklijke KPN NV	40,168	227,124
Koninklijke Vopak NV (I)	2,680	198,002
Randstad Holdings NV	2,601	84,570
Reed Elsevier NV	10,553	152,360
Unilever NV (L)	38,693	1,468,020

New Zealand 0.1%		183,455

Telecom Corp. of New Zealand, Ltd.	96,744	183,455

Norway 0.9%		1,292,164

Aker Solutions ASA	7,372	138,456
Marine Harvest ASA (I)	91,342	79,749
Seadrill, Ltd.	7,080	272,151
Statoil ASA	14,034	342,783
Telenor ASA	5,289	107,293
TGS-NOPEC Geophysical Company ASA	3,803	120,467
Yara International ASA	4,616	231,265

Singapore 2.2%		3,328,784

CapitaCommercial Trust	39,000	51,745
Ezion Holdings, Ltd.	28,000	33,064
Ezra Holdings, Ltd. (I)	87,000	75,836
Golden Agri-Resources, Ltd.	422,000	228,454
Hyflux, Ltd. (L)	74,500	78,768
Keppel Corp., Ltd.	18,400	161,301

6

International Growth Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Singapore (continued)

Oversea-Chinese Banking Corp., Ltd.	6	$46
SATS, Ltd.	60,000	139,547
SembCorp Industries, Ltd.	51,000	216,230
Singapore Exchange, Ltd.	44,000	248,191
Singapore Press Holdings, Ltd.	103,000	352,412
Singapore Technologies Engineering, Ltd.	123,000	369,593
Singapore Telecommunications, Ltd.	283,000	768,605
SMRT Corp., Ltd.	74,000	103,644
StarHub, Ltd.	66,000	201,594
United Overseas Bank, Ltd.	11,000	168,580
Wilmar International, Ltd.	25,000	65,166
Yanlord Land Group, Ltd. (I)	56,000	66,008

Spain 1.9%		2,862,586

Enagas SA	6,762	138,519
Grifols SA (I)	4,101	131,257
Iberdrola SA (L)	67,683	336,192
Inditex SA	11,028	1,511,488
Red Electrica Corp. SA	4,316	199,975
Repsol SA	25,705	545,155

Sweden 2.8%		4,169,723

Assa Abloy AB, Series B	8,234	297,840
Atlas Copco AB, Series A	8,045	207,215
Atlas Copco AB, Series B	4,204	97,076
Electrolux AB, Series B	3,188	83,412
Elekta AB, Series B	11,821	171,102
Getinge AB, B Shares	3,278	105,714
Hennes & Mauritz AB, B Shares	37,355	1,212,816
Investment AB Kinnevik	8,496	165,483
Investor AB, B Shares	4,631	107,313
Scania AB, Series B	11,387	236,541
Skandinaviska Enskilda Banken AB, Series A	29,775	239,622
Svenska Handelsbanken AB, Class A	13,230	470,227
Swedbank AB, Class A	22,825	421,883
Swedish Match AB	5,520	194,452
Volvo AB, Series B	11,217	159,027

Switzerland 9.3%		13,923,685

ABB, Ltd. (I)	7,164	139,612
Actelion, Ltd. (I)	5,680	281,458
Adecco SA (I)	1,108	54,794
Cie Financiere Richemont SA	3,018	232,775
Geberit AG (I)	1,494	315,730
Glencore International PLC (L)	15,574	86,279
Kuehne & Nagel International AG	736	88,625
Nestle SA	59,335	3,884,161
Novartis AG	17,621	1,090,592
Partners Group Holding AG	447	97,435
Roche Holdings AG	26,200	5,157,519
Schindler Holding AG (Participation Certificates)	402	56,391
SGS SA	192	430,710
Sonova Holding AG (I)	891	97,311
Straumann Holding AG	371	43,312
Swiss Re, Ltd. (I)	6,489	467,662

7

International Growth Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Switzerland (continued)

Swisscom AG	353	$148,682
Syngenta AG	602	241,464
The Swatch Group AG	901	74,700
The Swatch Group AG (Bearer Shares)	264	127,591
Wolseley PLC (I)	8,468	393,410
Xstrata PLC	9,654	159,901
Zurich Insurance Group AG (I)	993	253,571

United Kingdom 21.6%		32,217,864

Aberdeen Asset Management PLC	46,898	254,119
Admiral Group PLC	14,542	260,879
Aegis Group PLC (I)	30,499	114,827
Aggreko PLC	15,804	565,514
AMEC PLC	11,138	186,273
Anglo American PLC	13,169	366,064
Ashmore Group PLC	29,107	168,086
Ashtead Group PLC	19,365	119,001
ASOS PLC (I)	3,058	121,522
Associated British Foods PLC (I)	6,076	143,901
AstraZeneca PLC	17,374	825,766
Babcock International Group PLC	12,355	197,356
BAE Systems PLC	16,015	83,970
Balfour Beatty PLC	25,151	104,140
Barratt Developments PLC (I)	34,507	107,855
BG Group PLC	24,812	425,666
BHP Billiton PLC	16,856	531,566
British American Tobacco PLC	78,007	4,092,478
British Sky Broadcasting Group PLC	29,576	359,732
BT Group PLC	95,663	357,996
Bunzl PLC	26,171	431,534
Burberry Group PLC	13,799	284,661
Capita PLC	22,580	275,951
Chemring Group PLC	13,664	53,865
Cobham PLC	80,079	272,148
Compass Group PLC (I)	14,202	164,037
Croda International PLC	9,746	371,866
Debenhams PLC	52,072	98,349
Diageo PLC	138,414	4,129,661
easyJet PLC	10,835	124,258
Eurasian Natural Resources Corp. PLC	10,669	46,258
GlaxoSmithKline PLC	122,991	2,629,981
HSBC Holdings PLC	48,996	500,483
ICAP PLC	10,071	47,057
IG Group Holdings PLC	29,842	202,465
IMI PLC	8,935	150,858
Intercontinental Hotels Group PLC	12,341	329,998
Intertek Group PLC	7,361	364,391
ITV PLC	118,947	188,586
John Wood Group PLC	16,797	209,178
Johnson Matthey PLC	7,366	283,231
Kazakhmys PLC	8,050	92,159
Lancashire Holdings, Ltd.	13,491	172,182
Lloyds Banking Group PLC (I)	1,346,341	1,003,462
Man Group PLC	56,857	69,997
Micro Focus International PLC	12,780	117,344

8

International Growth Fund
As of 11-30-12 (Unaudited)

	Shares	Value

United Kingdom (continued)

National Grid PLC	11,603	$131,098
Next PLC	14,147	829,717
Old Mutual PLC	62,820	172,546
Pennon Group PLC	5,786	57,380
Persimmon PLC	7,111	91,246
Petrofac, Ltd.	8,082	210,783
Playtech, Ltd.	11,497	77,371
Prudential PLC	77,946	1,131,035
Reckitt Benckiser Group PLC	14,968	941,196
Reed Elsevier PLC	17,527	180,854
Resolution, Ltd.	32,244	122,831
Rexam PLC	25,850	181,372
Rightmove PLC	10,974	263,491
Rio Tinto PLC	49,225	2,451,177
Rolls-Royce Holdings PLC (I)	33,390	476,685
SABMiller PLC	8,415	381,169
Smith & Nephew PLC	20,483	215,835
Smiths Group PLC	12,546	220,240
Spectris PLC	7,253	223,725
SSE PLC	8,378	191,264
Standard Life PLC	24,945	127,979
Tate & Lyle PLC	18,780	232,571
Taylor Wimpey PLC	50,126	49,023
Telecity Group PLC	12,870	176,739
Tesco PLC	60,344	314,353
The Sage Group PLC	37,643	187,906
Tullett Prebon PLC	18,108	65,870
Whitbread PLC	6,455	248,261
William Hill PLC	48,723	263,476

Preferred Securities 0.9%		$1,297,663

(Cost $1,106,243)

Germany 0.9%		1,292,469

Bayerische Motoren Werke AG	2,286	139,244
Fuchs Petrolub Ag	549	38,319
Henkel AG & Company KgaA	7,433	621,107
Volkswagen AG	2,281	493,799

United Kingdom 0.0%		5,194

Rolls-Royce Holdings PLC	3,241,932	5,194

Warrants 0.0%		$394

(Cost $5,399)

Canada 0.0%		394

Kinross Gold Corp. (Expiration Date: 09/17/2014; Strike Price: $21.30) (I)	1,133	394

Escrow Shares 0.0%		$0

(Cost $0)

Austria 0.0%		0

Immofinanz AG (I)(L)	49,581	0

9

International Growth Fund
As of 11-30-12 (Unaudited)

	Yield	Shares	Value

Securities Lending Collateral 2.1%			$3,098,545

(Cost $3,098,607)

John Hancock Collateral Investment Trust (W)	0.2768%(Y)	309,641	3,098,545

		Shares	Value

Short-Term Investments 3.2%			4,848,759

(Cost $4,848,759)

Money Market Funds 3.2%			4,848,759

State Street Institutional Treasury Money Market Fund		4,848,759	4,848,759

Total investments (Cost $130,605,609)† 100.9%			$150,659,980

Other assets and liabilities, net (0.9%)			($1,337,559)

Total net assets 100.0%			$149,322,421

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 11-30-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. This investment represents securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-12.

† At 11-30-12, the aggregate cost of investment securities for federal income tax purposes was $131,285,235.

Net unrealized appreciation aggregated $19,374,745, of which $23,535,079 related to appreciated investment securities and $4,160,334 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 11-30-12.

Consumer Staples	19.3%
Health Care	18.1%
Consumer Discretionary	13.6%
Industrials	12.9%
Financials	9.6%
Materials	6.5%
Information Technology	6.3%
Telecommunication Services	4.6%
Energy	2.4%
Utilities	2.3%
Short-Term Investments & Other	4.4%

10

International Growth Fund
As of 11-30-12 (Unaudited)
Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchange and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/12	Price	Inputs	Inputs
Common Stocks
Australia	$6,319,580	—	$6,319,580	—
Austria	146,991	—	146,991	—
Belgium	3,215,778	—	3,215,778	—
Canada	4,809,531	$4,809,531	—	—
China	231,286	—	231,286	—
Denmark	5,321,485	—	5,321,485	—
Finland	1,223,359	—	1,223,359	—
France	8,375,192	—	8,375,192	—
Germany	10,494,514	—	10,494,514	—
Hong Kong	3,911,351	—	3,911,351	—

International Growth Fund
As of 11-30-12 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/12	Price	Inputs	Inputs
Ireland	$3,050,945	—	$3,050,945	—
Israel	245,159	—	245,159	—
Italy	831,202	—	831,202	—
Japan	30,284,538	—	30,284,538	—
Jersey, C.I.	182,850	—	182,850	—
Luxembourg	531,123	—	531,123	—
Macau	327,029	—	327,029	—
Netherlands	3,934,445	—	3,934,445	—
New Zealand	183,455	—	183,455	—
Norway	1,292,164	—	1,292,164	—
Singapore	3,328,784	—	3,328,784	—
Spain	2,862,586	—	2,862,586	—
Sweden	4,169,723	—	4,169,723	—
Switzerland	13,923,685	—	13,923,685	—
United Kingdom	32,217,864	—	32,217,864	—
Preferred Securities
Germany	1,292,469	—	1,292,469	—
United Kingdom	5,194	—	5,194	—
Warrants
Canada	394	$394	—	—
Securities Lending Collateral	3,098,545	3,098,545	—	—
Short-Term Investments
Money Market Funds	4,848,759	4,848,759	—	—

Total investments in Securities	$150,659,980	$12,757,229	$137,902,751	—
Other Financial Instruments
Futures	$110,906	$123,789	—	($12,883)
Forward Currency Contracts	$ 49,765	—	$49,765	—

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates.

During the period ended November 30, 2012, the Fund used futures contracts to gain exposure to certain securities markets. The following table summarizes the contracts held at November 30, 2012.

				AGGREGATE	UNREALIZED
	NUMBER OF		EXPIRATION	SETTLEMENT	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

DAX Index Futures	26	Long	December 2012	$6,271,711	$81,722
CAC 40 Index Futures	2	Long	December 2012	92,365	4,404
ASX SPI 200 Index Futures	2	Short	December 2012	(235,645)	(2,244)
FTSE MIB Index Futures	5	Short	December 2012	(513,913)	(12,883)
S&P TSE 60 Index Futures	18	Short	December 2012	(2,543,756)	39,907

Total					$110,906

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference

International Growth Fund
As of 11-30-12 (Unaudited)

between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at November 30, 2012. The following table summarizes the contracts held at November 30, 2012.

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED
	COVERED	BY			UNREALIZED
	BY	CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS

AUD	990,370	$1,012,465	Mellon Bank N.A.	12-14-12	$20,281
CHF	245,598	261,932	JPMorgan Chase Bank	12-14-12	3,134
CHF	245,598	262,973	Royal Bank of Scotland PLC	12-14-12	2,094
EUR	460,057	600,392	Bank of America N.A.	12-14-12	(2,001)
EUR	785,679	1,025,413	Brown Brothers Harriman & Company	12-14-12	(3,489)
EUR	532,371	694,308	Deutsche Bank AG	12-14-12	(1,859)
EUR	658,075	859,595	JPMorgan Chase Bank	12-14-12	(3,643)
EUR	614,621	802,637	Morgan Stanley & Company International PLC	12-14-12	(3,206)
EUR	103,477	134,857	Royal Bank of Scotland PLC	12-14-12	(265)
GBP	668,836	1,077,336	Bank of America N.A.	12-14-12	(5,775)
GBP	94,291	151,946	Barclays Bank PLC	12-14-12	(880)
GBP	313,694	504,890	Deutsche Bank AG	12-14-12	(2,312)
GBP	325,658	525,124	Morgan Stanley & Company International PLC	12-14-12	(3,378)
GBP	103,156	165,979	Royal Bank of Scotland PLC	12-14-12	(710)
HKD	1,568,287	202,351	Bank of America N.A.	12-14-12	6
HKD	6,988,911	901,739	Barclays Bank PLC	12-14-12	46
HKD	6,245,911	805,900	Brown Brothers Harriman & Company	12-14-12	15
HKD	4,697,105	606,000	Mellon Bank N.A.	12-14-12	71
HKD	5,097,061	657,658	Morgan Stanley & Company International PLC	12-14-12	20
HKD	3,047,597	393,219	State Street Bank & Trust Company	12-14-12	15
SGD	568,341	465,418	Bank of America N.A.	12-14-12	206
SGD	922,641	755,792	Barclays Bank PLC	12-14-12	99
SGD	852,564	698,213	Brown Brothers Harriman & Company	12-14-12	266
SGD	751,694	616,188	Mellon Bank N,A,	12-14-12	(348)
SGD	1,010,876	827,812	Morgan Stanley & Company International PLC	12-14-12	368
SGD	751,694	615,817	Royal Bank of Scotland PLC	12-14-12	23
SGD	751,694	615,706	State Street Bank & Trust Company	12-14-12	134

		$16,241,660			($1,088)
SELLS

CAD	1,323,370	$1,304,774	Bank of America N.A.	12-14-12	$10,138
CAD	494,609	488,456	Barclays Bank PLC	12-14-12	2,987
CAD	946,008	933,979	Morgan Stanley & Company International PLC	12-14-12	5,975
CAD	1,192,540	1,177,436	Royal Bank of Scotland PLC	12-14-12	7,471
CAD	180,311	177,998	State Street Bank & Trust Company	12-14-12	1,160
CHF	1,009,633	934,779	Barclays Bank PLC	12-14-12	754
CHF	809,139	749,562	Brown Brothers Harriman & Company	12-14-12	159
CHF	1,324,742	1,226,249	JPMorgan Chase Bank	12-14-12	1,288
CHF	170,748	158,000	Morgan Stanley & Company International PLC	12-14-12	223
CHF	1,028,240	$953,532	Royal Bank of Scotland PLC	12-14-12	($879)
CHF	925,258	856,284	State Street Bank & Trust Company	12-14-12	1,096
JPY	432,996	34,133,230	JPMorgan Chase Bank	12-14-12	18,881
JPY	46,073	3,635,083	Royal Bank of Scotland PLC	12-14-12	1,971
NOK	254,175	1,449,969	Brown Brothers Harriman & Company	12-14-12	(1,710)

International Growth Fund
As of 11-30-12 (Unaudited)

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED
	COVERED	BY			UNREALIZED
	BY	CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

SELLS
(Continued)

NOK	309,076	$1,754,214	JPMorgan Chase Bank	12-14-12	($500)
NOK	294,614	1,673,672	Morgan Stanley & Company International PLC	12-14-12	(749)
SEK	185,561	1,229,350	Brown Brothers Harriman & Company	12-14-12	842
SEK	1,216,797	8,092,918	Deutsche Bank AG	12-14-12	777
SEK	230,403	1,526,946	Mellon Bank N.A.	12-14-12	969

		$62,455,431			$50,853

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Growth Fund.

87Q3 11/12
1/13

John Hancock
MUTUAL FUNDS

John Hancock International Allocation Portfolio

QUARTERLY PORTFOLIO HOLDINGS

11.30.2012

International Allocation Portfolio
As of 11-30-12 (Unaudited)

Investment companies
Underlying Funds’ Subadvisers

Atlantis Investment Management (Hong Kong) Ltd.	(Atlantis)
Dimemsional Fund Advisors, Inc.	(DFA)
Templeton Investment Counsel, Inc.	(Franklin)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
John Hancock Asset Management*	(John Hancock)

*Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

	Shares	Value

Affiliated Investment Companies 99.5%		$15,168,019

(Cost $13,919,970)

EQUITY 99.5%		15,168,019

International Large Cap 74.0%

John Hancock Funds II (G)
International Growth Stock, Class NAV (Invesco)	328,999	3,720,983
International Value, Class NAV (Franklin)	277,681	3,840,327

John Hancock Funds III (G)
International Core, Class NAV (GMO)	131,342	3,719,612

Emerging Markets 18.8%

John Hancock Funds II (G)
China Emerging Leaders, Class NAV (Atlantis) (I)	37,652	377,270
Emerging Markets, Class NAV (DFA)	181,202	1,857,323

John Hancock Investment Trust (G)
Greater China Opportunities, Class NAV (John Hancock) (A)	33,548	636,073

International Small Cap 6.7%

John Hancock Funds II (G)
International Small Company, Class NAV (DFA)	126,579	1,016,431

Unaffiliated Exchange Traded Funds 0.5%		$74,234

(Cost $80,839)

EQUITY 0.5%		74,234

WisdomTree Japan Hedged Equity Fund
	2,210	74,234

Total investments (Cost $14,000,809)† 100.0%		$15,242,253

Other assets and liabilities, net 0.0%		($1,774)

Total net assets 100.0%		$15,240,479

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

(I) Non-income producing.

† At 11-30-12, the aggregate cost of investment securities for federal income tax purposes was $16,137,022. Net unrealized depreciation aggregated $894,769.

1

International Allocation Portfolio
As of 11-30-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the Portfolio are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Portfolio in underlying affiliated and/or other open end management investment companies are valued at their respective net assets values each business day.

The Portfolio uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies.Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolio’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2012, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

2

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.

318Q3 11/12
1/13

John Hancock
MUTUAL FUNDS

John Hancock Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2012

Global Shareholder Yield Fund
As of 11-30-12 (Unaudited)

	Shares	Value

Common Stocks 95.8%		$1,703,641,612

(Cost $1,525,186,988)

Australia 1.4%		24,885,227

Telstra Corp., Ltd.	3,110,600	14,003,448
Westpac Banking Corp.	408,961	10,881,779

Belgium 1.6%		27,824,330

Anheuser-Busch InBev NV	317,320	27,824,330

Canada 4.0%		70,342,121

BCE, Inc.	815,700	34,538,020
Rogers Communications, Inc., Class B	381,200	16,835,198
Shaw Communications, Inc., Class B	860,400	18,968,903

France 5.6%		100,263,247

Sanofi	175,650	15,676,513
SCOR SE	828,500	21,873,493
Total SA	484,600	24,281,194
Vinci SA	420,600	18,576,002
Vivendi SA	924,343	19,856,045

Germany 6.1%		107,924,234

BASF SE	306,700	27,483,939
Bayer AG	137,350	12,427,911
Daimler AG	451,500	22,303,032
Deutsche Telekom AG	1,855,100	20,437,366
Muenchener Rueckversicherungs AG	148,050	25,271,986

Italy 0.9%		16,881,727

Terna Rete Elettrica Nazionale SpA	4,442,800	16,881,727

Netherlands 1.3%		23,318,954

Royal Dutch Shell PLC, ADR	348,200	23,318,954

Norway 0.7%		13,204,277

Orkla ASA	1,622,900	13,204,277

Philippines 0.5%		8,147,771

Philippine Long Distance Telephone Company, ADR	130,951	8,147,771

Switzerland 5.9%		104,908,696

Nestle SA	467,500	30,603,276
Novartis AG	293,900	18,189,937
Roche Holdings AG	123,200	24,252,149
Swisscom AG	75,650	31,863,334

Taiwan 0.8%		14,565,604

Taiwan Semiconductor Manufacturing Company, Ltd., ADR	843,405	14,565,604

United Kingdom 18.3%		325,009,908

AstraZeneca PLC, ADR	456,600	21,706,764
BAE Systems PLC	3,584,400	18,793,761
British American Tobacco PLC	305,600	16,032,682
Compass Group PLC	1,236,300	14,279,599
Diageo PLC, ADR	196,000	23,435,720
FirstGroup PLC	4,665,072	13,944,751
GlaxoSmithKline PLC	719,850	15,392,929
Imperial Tobacco Group PLC	750,800	30,048,566

1

Global Shareholder Yield Fund
As of 11-30-12 (Unaudited)

	Shares	Value

United Kingdom (continued)

National Grid PLC	2,607,960	$29,466,316
Pearson PLC	1,632,500	30,823,782
Reckitt Benckiser Group PLC	235,300	14,795,786
SSE PLC	823,200	18,793,062
Unilever PLC	273,700	10,536,478
United Utilities Group PLC	2,488,663	27,171,008
Vodafone Group PLC	11,840,700	30,555,620
WM Morrison Supermarkets PLC	2,143,650	9,233,084

United States 48.7%		866,365,516

Abbott Laboratories	177,900	11,563,500
Altria Group, Inc.	876,400	29,631,084
Arthur J. Gallagher & Company	522,800	19,092,656
AT&T, Inc.	609,200	20,791,996
Automatic Data Processing, Inc.	183,200	10,398,432
Bristol-Myers Squibb Company	375,900	12,265,617
CenturyLink, Inc.	665,500	25,848,020
CME Group, Inc.	158,600	8,765,822
CMS Energy Corp.	582,500	14,230,475
Coca-Cola Enterprises, Inc.	324,700	10,124,146
Comcast Corp., Special Class A	567,600	20,456,304
ConocoPhillips	231,100	13,158,834
Deere & Company	109,700	9,220,285
Diamond Offshore Drilling, Inc.	332,895	22,969,755
Diebold, Inc.	396,900	11,871,279
Dominion Resources, Inc.	255,600	13,063,716
Duke Energy Corp.	444,018	28,337,229
E.I. du Pont de Nemours & Company	438,700	18,925,518
Emerson Electric Company	345,000	17,329,350
Enterprise Products Partners LP	273,700	14,185,871
Exxon Mobil Corp.	112,900	9,951,006
Genuine Parts Company	175,700	11,436,313
H.J. Heinz Company	165,000	9,645,900
Honeywell International, Inc.	293,900	18,024,887
Integrys Energy Group, Inc.	240,490	12,786,853
Johnson & Johnson	194,900	13,590,377
Kimberly-Clark Corp.	342,900	29,393,388
Kinder Morgan Energy Partners LP	227,900	18,576,129
KLA-Tencor Corp.	289,600	13,168,112
Lockheed Martin Corp.	251,400	23,455,620
Lorillard, Inc.	188,500	22,838,660
MarkWest Energy Partners LP	171,400	8,857,952
Mattel, Inc.	551,600	20,690,516
McDonald's Corp.	108,700	9,461,248
Merck & Company, Inc.	323,800	14,344,340
Microchip Technology, Inc.	637,900	19,404,918
Microsoft Corp.	503,700	13,408,494
NiSource, Inc.	351,400	8,493,338
Oracle Corp.	546,300	17,536,230
PepsiCo, Inc.	120,400	8,453,284
Philip Morris International, Inc.	291,800	26,226,984
PPL Corp.	773,400	22,699,290
R.R. Donnelley & Sons Company	1,041,500	9,790,100
Regal Entertainment Group, Class A	1,157,000	18,026,060
Reynolds American, Inc.	544,200	23,792,424
SCANA Corp.	225,700	10,458,938
Spectra Energy Corp.	315,200	8,809,840

2

Global Shareholder Yield Fund
As of 11-30-12 (Unaudited)

	Shares	Value

United States (continued)

TECO Energy, Inc.	802,900	$13,496,749
The Coca-Cola Company	266,300	10,098,096
The Southern Company	181,100	7,886,905
The Travelers Companies, Inc.	149,100	10,559,262
Time Warner, Inc.	330,200	15,618,460
Vectren Corp.	413,200	12,086,100
Verizon Communications, Inc.	654,900	28,894,188
Waste Management, Inc.	373,800	12,174,666

Preferred Securities 1.3%		$22,752,758

(Cost $20,716,713)

Germany 0.7%		12,220,106

ProSiebenSat.1 Media AG, 5.000%	417,500	12,220,106

United States 0.6%		10,532,652

MetLife, Inc., Series B, 6.500%	417,300	10,532,652

Short-Term Investments 3.3%		$58,896,980

(Cost $58,896,980)

Money Market Funds 3.3%		58,896,980

State Street Institutional Treasury Money Market Fund, 0.000% (Y)	58,896,980	58,896,980

Total investments (Cost $1,604,800,681)† 100.4%		$1,785,291,350

Other assets and liabilities, net (0.4%)		($7,760,750)

Total net assets 100.0%	$1,777,530,600

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

† At 11-30-12, the aggregate cost of investment securities for federal income tax purposes was $1,607,081,218. Net unrealized appreciation aggregated $178,210,132, of which $203,284,160 related to appreciated investment securities and $25,074,028 related to depreciated investment securities.

(Y) The rate shown is the annualized seven-day yield as of 11-30-12.

The Fund had the following sector composition as a percentage of total net assets on 11-30-12:

Consumer Staples	18.7%
Telecommunication Services	14.2%
Utilities	13.3%
Consumer Discretionary	10.9%
Health Care	9.0%
Industrials	8.7%
Energy	8.1%
Financials	6.0%
Information Technology	5.6%
Materials	2.6%
Short-Term Investments & Other	2.9%

3

Global Shareholder Yield Fund
As of 11-30-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of November 30,2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11-30-12	Price	Inputs	Inputs
Common Stocks
Australia	$24,885,227	—	$24,885,227	—
Belgium	27,824,330	—	27,824,330	—
Canada	70,342,121	$70,342,121	—	—
France	100,263,247	—	100,263,247	—
Germany	107,924,234	—	107,924,234	—
Italy	16,881,727	—	16,881,727	—
Netherlands	23,318,954	23,318,954	—	—
Norway	13,204,277	—	13,204,277	—
Philippines	8,147,771	8,147,771	—	—
Switzerland	104,908,696	—	104,908,696	—
Taiwan	14,565,604	14,565,604	—	—

4

Global Shareholder Yield Fund
As of 11-30-12 (Unaudited)

United Kingdom	325,009,908	45,142,484	279,867,424	—
United States	866,365,516	866,365,516	—	—
Preferred Securities
Germany	12,220,106	—	12,220,106	—
United States	10,532,652	10,532,652	—	—
Short-Term Investments
Money Market Funds	58,896,980	58,896,980	—	—

Total investments in Securities	$1,785,291,350	$1,097,312,082	$687,979,268	—

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.

320Q3 11/12
1/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Hugh McHaffie

------------------------------

Hugh McHaffie

President

Date: January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Hugh McHaffie

------------------------------

Hugh McHaffie

President

Date: January 22, 2013

By: /s/ Charles A. Rizzo

------------------------------

Charles A. Rizzo

Chief Financial Officer

Date: January 22, 2013